FINANCIAL RISK MANAGEMENT - Schedule of financial instruments which are not recorded at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Total cash and cash equivalents	$ 2,150,113	$ 1,957,788	$ 1,714,761	$ 1,216,675
Cash on hand	2,059	1,885
Bank balance	761,242	664,173
Overnight	47,386	103,761
Other financial assets	70,544	67,295
Other financial assets	236,071	203,661
Trade debtors, other accounts receivable and Current accounts receivable	1,381,869	1,163,707
Accounts receivable from entities related, current	1,364,217	1,132,923
Other financial assets	52,139	53,772
Other current financial liabilities	745,303	635,213
Accounts payable for trade and other accounts payable, current	2,684,846	2,133,572
Other financial liabilities, non current	7,343,223	6,515,238
Accounts payable, non current	471,208	491,762
Book value
Financial Risk Management [Line Items]
Total cash and cash equivalents	2,009,770	1,880,475
Cash on hand	2,059	1,885
Bank balance	761,242	664,173
Overnight	47,386	103,761
Time deposits	1,199,083	1,110,656
Other financial assets	53,845	51,730
Other financial assets	53,845	51,730
Trade debtors, other accounts receivable and Current accounts receivable	1,381,869	1,163,707
Accounts receivable from entities related, current	7	25
Other financial assets	52,139	53,772
Accounts receivable, non-current	13,950	12,342
Other current financial liabilities	745,303	635,213
Accounts payable for trade and other accounts payable, current	2,684,846	2,133,572
Accounts payable to entities related, current	7,707	12,875
Other financial liabilities, non current	7,343,223	6,515,238
Accounts payable, non current	471,208	491,762
Fair value
Financial Risk Management [Line Items]
Total cash and cash equivalents	2,009,770	1,880,475
Cash on hand	2,059	1,885
Bank balance	761,242	664,173
Overnight	47,386	103,761
Time deposits	1,199,083	1,110,656
Other financial assets	53,845	51,730
Other financial assets	53,845	51,730
Trade debtors, other accounts receivable and Current accounts receivable	1,381,869	1,163,707
Accounts receivable from entities related, current	7	25
Other financial assets	52,139	53,772
Accounts receivable, non-current	13,950	12,342
Other current financial liabilities	922,837	837,181
Accounts payable for trade and other accounts payable, current	2,684,846	2,133,572
Accounts payable to entities related, current	7,707	12,875
Other financial liabilities, non current	7,058,956	6,361,620
Accounts payable, non current	$ 471,208	$ 491,762